Consolidated Statement of Cash Flows - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Result for the year	€ (27,763)	€ (27,735)	€ (64,204)
Adjustments for:
Other income	(640)	(3,011)
Depreciation	2,761	2,513	2,521
Results related to associates			8
Results on derecognition of subsidiary		(131)
Share-based compensation	2,544	3,106	2,869
Financial income and expense	(2,167)	(1,135)	264
Results related to derecognition of financial liabilities		(1,866)	1,390
Results related to financial liabilities measured at FVTPL	(345)	(953)	(2,713)
Income tax (gains) / expenses	(197)	(78)	96
Changes in deferred income	(12,728)	(6,470)	(2,987)
Other changes in working capital	(536)	55,426	(2,004)
Cash (used in) / generated by operations	(39,071)	19,666	(64,760)
Corporate income tax received / (paid)	197	78	(96)
Interest received	3,251	2,593	106
Interest paid	(770)	(789)	(3,758)
Net cash (used in) / generated by operating activities	(36,393)	21,548	(68,508)
Cash flow from investing activities
Purchases of property, plant and equipment	(1,418)	(1,371)	(708)
Proceeds from sale of property, plant and equipment		60	6
Proceeds from sale of intellectual property		7,940
Transaction costs on sale of intellectual property	(2,655)	(2,351)
Increase in short-term deposits	(17,000)
Decrease in short-term deposits	17,000
Net cash (used in) / generated by investing activities	(4,073)	4,278	(702)
Cash flow from financing activities
Proceeds from issuance of shares, net of transaction costs	71,635		14,122
Proceeds from exercise of share options	223	354	34
Repayment of convertible loans		(1,008)	(43,372)
Repayment of lease liability	(1,582)	(1,621)	(1,674)
Net cash generated by / (used in) financing activities	70,276	(2,275)	(30,890)
Net increase / (decrease) in cash and cash equivalents	29,810	23,551	(100,100)
Currency effect cash and cash equivalents	673	599	7,351
Cash and cash equivalents at the beginning of the year	118,925	94,775	187,524
Cash and cash equivalents at the end of the year	€ 149,408	€ 118,925	€ 94,775